Long-Term Debt (Narrative III) (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt - Repayment Schedule (Table)
Payment due by year ended	Amount
June 30, 2026	147,567
June 30, 2027	147,567
June 30, 2028	215,071
June 30, 2029	47,800
June 30, 2030	39,800
June 30, 2031 and thereafter	170,687
$768,492

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	June 30, 2025	December 31, 2024
Opening balance	$7,042	$10,750
Expenditure in the period	2,185	3,120
Amortization included within interest expense	(2,257)	(6,828)
Closing balance	$6,970	$7,042